Dividend income	12 Months Ended
Dec. 31, 2018
Dividend income Abstract
Dividend income

40.   Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The detail of Income from dividends as follows:

	Million of euros
	2018 (*)	2017	2016
Dividend income classified as:
Financial assets held for trading	241	234	217
Non-trading financial assets mandatorily at fair value through profit or loss	23	—	—
Financial assets available-for-sale	—	150	196
Financial assets at fair value through other comprehensive income	106	—	—
	370	384	413

(*)     See further detail regarding the impacts of the entry into force of IFRS9 as of January 1, 2018 (Note 1.b).